RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS
Compensation for key management and Board of Directors

	Years ended December 31,
In thousands of USD	2020	2021	2022
Salaries and other emoluments	10,175	11,627	11,969
Total	10,175	11,627	11,969
Balances and transactions with Bitmain and BTC
During the Carve-out Period, the Group and BTC were integrated into the group-wide operation directed by Bitmain before the completion of the Reorganization.
Bitmain’s business model includes a combination of stand-alone and combined business functions between Bitmain, BTC and the Group, varying by service line and country. The consolidated financial statements of the Group include allocations of certain costs between Bitmain, BTC and the Group. Such allocations are estimates, and also may not represent the cost of such services if performed on a stand-alone basis. See further description of cost allocations in Note 2.
The invested capital in the consolidated statements of financial position represents Bitmain’s historical investment in the Group, the net effect of allocations from transactions with Bitmain and BTC, and the Group’s accumulated retained earnings.
Upon completion of the Reorganization, the Group started operating on a stand-alone basis and Bitmain and BTC no longer hold equity interest, exercise significant influence over, or act as an affiliate of the Group and its operations. As a result, Bitmain and BTC ceased to be related parties to the Group.
The activities between the Group and Bitmain and BTC before the completion date of the Reorganization were presented as related party transactions in the consolidated statements of operations and comprehensive income / (loss), cash flows and changes in invested capital and equity for all periods presented.
A reconciliation of deemed distribution to related parties to the corresponding amounts presented in the consolidated statement of cash flows for all periods presented is as follows:

	Years ended December 31,
In thousands of USD	2020	2021	2022
Deemed distribution to related parties per consolidated statements of changes in invested capital and equity	(157,557)	(29,311)	—
Corporate allocations	(1,709)	(2,167)	—
Net effect of attribution of the assets and liabilities from Bitmain’s business transferred to the Group during the Reorganization	(235,506)	20,535	—
Total deemed distribution to related parties per consolidated statements of cash flows	(394,772)	(10,943)	—
Balances and transactions with Bitmain and BTC
As of December 31, 2021 and 2022, balances with Bitmain and BTC are nil.
Transactions with Bitmain and BTC before the completion date of the Reorganization were disclosed as below:

	Years ended December 31,
In thousands of USD	2020	2021	2022
Revenue from Bitmain and BTC(1)	88,054	73,522	—

(1)	Revenue from Bitmain and BTC arise from the Group’s normal course of business, See Note 2.
Other related party balances and transactions
The following set forth other significant related parties and their relationships with the Group:

Name of related parties	Relationship with the Group
Matrix Finance and Technologies Holding Group and its subsidiaries (“Matrixport Group”)	The Group’s controlling person is the co-founder and chairman of the board of directors of Matrixport Group and has significant influence over Matrixport Group.
Details of due from related party are as follows:

	At December 31,
In thousands of USD	2021	2022
Due from related party
- Trade receivables	413	75
- Loans to a related party(1)	1,087	322
Total due from related party	1,500	397

Due to related party
- Other payables(2)	19	316
Total due to related party	19	316

(1)	Loans to a related party represent unsecured, interest-free loans made to the related party. These loans are due on demand.
(2)	Other payables represent the accrued service expense related to the custody and other services provided by the related party.
Details of transactions with the related party are as follows:
	Years ended December 31,
In thousands of USD	2020	2021	2022
- Provide service to a related party	—	530	3,076
- Receive service from a related party	—	294	425
- Interest earned from a related party	—	1,552	1,499
- Return of wealth management products from a related party	—	737	283
- Changes in fair value of financial assets at fair value through profit or loss	—	—	(952)
During the years ended December 31, 2020, 2021 and 2022, substantially all of the Group’s cryptocurrencies were held in custody by Matrixport Group, and the Group’s disposal of cryptocurrencies, at spot price on the date of disposal, was primarily to Matrixport Group.
In February 2021, the Group signed a loan agreement with Matrixport Group, pursuant to which the Group agreed to grant a revolving line of credit with a maximum amount of US$20 million charged with an annual interest of 12.5% by the Group, each tranche of credit utilized shall be repaid within 60 days. The credit line has expired, and the loan has been fully repaid in June 2021. The Group received an interest of approximately US$0.8 million associated with the loan.
In July 2022, the Group signed an agreement with Matrixport Group, which is the general partner of a limited partnership set up by the Matrixport Group, to subscribe a limited partner interest in the limited partnership and the capital commitment is amounting to US$20 million. The Group does not have control over the limited partnership. As of December 31, 2022, the capital contribution made by the Group to the limited partnership is US $17 million. The Group recorded approximately US$952,000 loss on change in fair value of financial assets at fair value through profit or loss for the year ended December 31, 2022.
During the years ended December 31, 2021 and 2022, the Group made non-secured lending to, and purchased non-principal guaranteed wealth management products from Matrixport Group in cryptocurrencies. The summary of transactions is as follows:

	Type of cryptocurrency	Amount in thousands of cryptocurrencies	Date of purchase/ lending	Date of redemption/ collection	Effective annual yield of return/ interest rate
Loan	USDC	30,000	September 8, 2021	December 27, 2021	8.25%
Wealth management product - type A	USDT	30,000	October 20, 2021	December 28, 2021	13.00%
Wealth management product - type A	USDT	80,000	January 14, 2022	March 27, 2022	1.00%
Loan	USDT	15,000	April 1, 2022	June 28, 2022	5.83%
Loan	USDC	5,000	April 1, 2022	June 28, 2022	7.00%
Wealth management product - type A	USDT	10,000	April 15, 2022	June 17, 2022	3.06%
Loan	USDC	30,000	May 12, 2022	May 19, 2022	15.00%
Wealth management product - type B	USDT	10,000	June 17, 2022	June 28, 2022	5.70%
Wealth management product - type B	USDT	50,000	June 20, 2022	June 28, 2022	5.92%
Loan	USDC	80,000	July 1, 2022	September 28, 2022	4.13%
Loan	USDC	20,000	October 11, 2022	December 28, 2022	3.50%
As of December 31, 2021 and 2022, the balances of cryptocurrency receivables and embedded derivative were both nil. The change in fair value of the cryptocurrencies lent or invested, and the embedded derivative relating to the wealth management product type A are immaterial as the arrangements are short term in nature and the quoted prices of USDT and USDC are relatively stable.
To facilitate the lending and wealth management products purchases, the Group purchased the aforementioned cryptocurrencies using approximately nil and US$286 million for the years ended December 31, 2021 and 2022, respectively. The total receipts from the collection of lending and redemption of wealth management products were disposed of by the Group for approximately US$61 million and US$302 million during the years ended December 31, 2021 and 2022, respectively.